FINANCE INCOME AND FINANCE EXPENSES (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Finance Income And Expenses [Abstract]
Foreign exchange gain	$ 4,376	$ 200	$ 8,234	$ 1,070
Interest income	54	30	90	104
Total finance income	4,430	230	8,324	1,174
Foreign exchange loss	345	2	435	153
Unwinding of deferred consideration	0	426	211	679
Interest expense on lease liabilities	78	55	152	89
Interest expense on borrowings	1,685	390	3,689	390
Cash flow hedge - ineffective portion of changes in fair value (Note 4)	11	0	11	0
Other finance results	199	24	321	40
Total finance expenses	2,318	897	4,819	1,351
Net finance income (expense)	2,112	$ (667)	3,505	$ (177)
Net interest income from settlements of derivative financial instruments	$ 414		$ 414